Property and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	June 30, 2019	June 30, 2018

Office equipment	$433,878	$-
Electronic equipment	13,167	-
Vehicles	8,739	-
Leasehold improvements	173,165	-
Less: accumulated depreciation	(24,854)	-
	$604,095	$-

The Company depreciated property and equipment from the next month to when the assets was available for use. For the years ended June 30, 2019, 2018 and 2017, the depreciation expenses were $25,012, $nil, and $nil, respectively.